INCOME TAXES (Schedule Of Deferred Taxes Recorded In Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
INCOME TAXES [Abstract]
Current assets	$ 6,939		$ 3,266
Deferred tax assets	17,927		18,390
Deferred tax liability	(2,430)		(3,095)
Net deferred tax asset	$ 22,436	[1]	$ 18,561	[1]

[1]	Net deferred tax asset (liability) is recorded in the following balance sheet line items: